Borrowings (as restated)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Borrowings (as restated)

11	Borrowings (as restated)

Non-current

	2024	2023	2022
	€	€	€
Borrowings held at amortised cost:
Advances from related parties	–	4,631,670	–

During the year, Jack Kaye, the Company’s Chief Executive Officer, has paid on behalf of the Company through Malbrite Limited, a related party controlled by Jack Kaye, costs totaling €0.1 million in 2024 (2023: €4.6 million) in order for the Company to meet its obligations. Management has classified these advances, which are paid directly to vendors, within operations due to the nature of the transaction and represent a non cash advance to the Company.

On June 30, 2024, all amounts payable to Jack Kaye, up to that date were converted to Ordinary Shares at a conversion ratio of 1 ordinary share for the equivalent of every $10 owed. Other creditors also converted amounts owed to them to equity on the same ratio, leaving a balance of €39,756 in Trade and other payables on the Consolidated Statements of Financial Position as of December 31, 2024. Included in the balance is €30,804 owed to Jack Kaye. See Note 20 Related party transactions for additional information.